Absolute Shares Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 21, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Absolute Shares Trust (the “Trust”)
File Nos.: 333-192733 and 811-22917

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust, is Post-Effective Amendment No. 2 and Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to make changes to the names and investment policies of certain series of the Trust (each a “Fund”), as described in the Supplement to the Funds’ Prospectus filed on July 17, 2015. The Trust anticipates filing a subsequent amendment to its Registration Statement pursuant to Rule 485(b) of the 1933 Act on or about October 27, 2015 for the primary purpose of responding to any Staff comments on the Amendment, incorporating updated financial statements and other data for the Funds as required pursuant to Form N-1A, and making other non-material changes to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Absolute Shares Trust